Acquisition of Subsidiaries (Details) - AlloyX [Member] - USD ($)	6 Months Ended
	Sep. 30, 2025	Aug. 11, 2025
Acquisition of Subsidiaries [Line Items]
Acquired interest		100.00%
Issued of share	130,111,525
Stock consideration	$ 350,000,000
Contributed revenue	4,916,000
Contributed loss	$ 618,000
Class A Ordinary Share [Member]
Acquisition of Subsidiaries [Line Items]
Issued of share	106,779,926
Class B Ordinary Share [Member]
Acquisition of Subsidiaries [Line Items]
Issued of share	23,331,599